Cash and cash equivalents - Summary of Cash on Hand and Cash Held at Bank (Details) ¥ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 SGD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 SGD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Cash and cash equivalents
Cash on hand and cash held at bank	$ 177,154				$ 123,358				$ 137,248	$ 162,465
RMB
Cash and cash equivalents
Cash on hand and cash held at bank	100,461	¥ 699,666			55,922	¥ 356,535
USD
Cash and cash equivalents
Cash on hand and cash held at bank	73,449				66,650
SGD
Cash and cash equivalents
Cash on hand and cash held at bank	1,760		$ 2,370		547		$ 739
HKD
Cash and cash equivalents
Cash on hand and cash held at bank	157			$ 1,223	181			$ 1,413
Others
Cash and cash equivalents
Cash on hand and cash held at bank	$ 1,327				$ 58